Note 5 - Restatement and Revision of Financial Statements (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Description of nature of accounting errors in prior periods [text block]
	As at March 31, 2019		As at March 31, 2019
	(As revised Note 5(b))	Adjustment	(Restated)
Trade and other receivables	$783,780	$(111,165)	$672,615
Current assets	$1,133,423	$(111,165)	$1, 022,258
Deferred income tax assets	9,492	(8,400)	1,092
Long term liabilities	603,674	(8,400)	595,274
Total Assets	$1,746,068	$(119,565)	$1, 626,503

Accumulated deficit	$(1,271,136)	$(119,565)	$(1,390,701)
Total shareholders’ equity deficit	$30,550	$(119,565)	$(89,015)
Total liabilities and shareholders’ equity deficit	$1,746,068	$(119,565)	$1,626,503
	As at March 31, 2019		As at March 31, 2019
	(As revised Note 5(b))	Adjustment	(Restated)
Other operating expenses	$115,016	$111,165	$226,181
Total expenses	$569,944	$111,165	$681,109
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	$142,271	$(111,165)	$31,106
Profit (loss) before income taxes	$(97,662)	$(111,165)	$(208,827)
Provision for (recovery of) income taxes	2,829	8,400	11,229
Profit (loss) from continuing operations	$(100,491)	$(119,565)	$(220,056)
Profit (loss) for the year	$(122,870)	$(119,565)	$(242,435)
Profit (loss) for the year attributable to:
Shareholders of Just Energy	$(122, 678)	$(119,565)	$(242,243)
Non-controlling interest	(192)	-	(192)
Earnings (loss) per share from continuing operations
Basic	$(0.73)	$(0.80)	$(1.54)
Diluted	$(0.73)	$(0.80)	$(1.54)
Earnings (loss) per share available to shareholders
Basic	$(0.88)	$(0.80)	$(1.68)
Diluted	$(0.88)	$(0.80)	$(1.68)
	As at March 31, 2019		As at March 31, 2019
	( As revised Note 5(b))	Adjustment	(Restated)
Profit (loss) for the year	$(122,870)	$(119,565)	$(242,435)
Total comprehensive income (loss) for the year, net of tax	$(117,848)	$(119,565)	$(237,413)
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	$(117,656)	$(119,565)	$(237,221)
	As at March 31, 2019		As at March 31, 2019
	( As revised Note 5(b) )	Adjustment	(Restated)
Profit (loss) from continuing operations before income taxes	$(97,662)	$(111,165)	$(208,827)
Profit (loss) before income taxes	$(120,037)	$(111,165)	$(231,202)
Net change in working capital balances	$(124,138)	$111,165	$(12,973)
	As previously reported	Adjustment	As revised
Trade and other receivables	$664,528	$(5,684)	$658,844
Gas in storage	11,812	(9,470)	2,342
Other current assets	109,697	2,517	112,214
Trade and other payables	(583,655)	6,363	(590,018)
Deferred revenue	(41,684)	2,974	(38,710)
Income tax payable	(7,304)	1,818	(5,486)
Deficit	$(1,066,931)	$(14,208)	$(1,081,139)